YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.33%
Communication Services — 5.51%
Alphabet, Inc., Class A(a)	125	$149,870
Electronic Arts, Inc.(a)	2,500	236,625
Gray Television, Inc.(a)	18,100	424,083
KDDI Corporation	12,000	273,663
Liberty Media Corporation - Liberty SiriusXM, Series A(a)	7,200	287,568
MultiChoice Group Ltd. - ADR(a)	16,740	149,488
Naspers Ltd., Class N - ADR	6,700	344,715
Nexon Company Ltd.(a)	9,400	134,671
Nexstar Media Group, Inc., Class A	2,700	316,035
Take-Two Interactive Software, Inc.(a)	2,400	232,392
Tencent Holdings Ltd. - ADR	7,000	344,680
T-Mobile US, Inc.(a)	4,200	306,558
		3,200,348
Consumer Discretionary — 14.13%
adidas AG - ADR	3,300	424,182
ASOS plc(a)	4,000	204,517
AutoZone, Inc.(a)	300	308,493
Carter's, Inc.	1,300	137,683
Christian Dior SE	700	346,584
Compass Group plc - ADR	7,900	183,201
Dollar General Corporation	3,100	390,879
Dollar Tree, Inc.(a)	1,400	155,792
Fast Retailing Company Ltd. - ADR	3,200	184,928
Five Below, Inc.(a)	2,900	424,531
Fox Factory Holding Corporation(a)	3,250	252,200
Gentex Corporation	6,500	149,695
Grand Canyon Education, Inc.(a)	3,000	347,670
Hermes International SA	425	299,002
Industria de Diseno Textil, S.A.	26,900	406,459
Kering SA - ADR	6,600	387,585
LCI Industries	4,080	358,428
Lear Corporation	2,000	286,000
Lithia Motors, Inc., Class A	1,200	136,224
Lowe's Companies, Inc.	1,400	158,396
Moncler SpA	6,700	274,839
Nitori Holdings Company Ltd.	2,300	273,564
Nuazhu Group Ltd. - ADR	3,600	152,640
Ollie's Bargain Outlet Holdings, Inc.(a)	4,200	401,688
Pan Pacific International Holdings Corporation(a)	1,900	122,289
Ross Stores, Inc.	3,100	302,746
SEB SA	1,400	256,287
Sekisui Chemical Company Ltd.	16,000	255,799
Shenzhou International Group Holdings Ltd.	10,500	140,940
Tractor Supply Company	3,300	341,550
Ulta Beauty, Inc.(a)	400	139,592
		8,204,383
Consumer Staples — 4.83%
Anheuser-Busch InBev SA/NV - ADR	3,400	302,396
British American Tobacco plc - ADR	3,600	141,120
Constellation Brands, Inc., Class A	1,700	359,839
Costco Wholesale Corporation	1,400	343,742
Fomento Economico Mexicano SAB de CV - ADR	3,200	312,288
Henkel AG & Company KGaA	2,500	238,222

Monster Beverage Corporation(a)	4,900	292,040
Pigeon Corporation	7,800	330,135
Salmar ASA	2,900	131,775
Shiseido Company Ltd. - ADR	4,500	354,127
		2,805,684
Energy — 0.40%
Transportadora de Gas del Sur S.A. - ADR	23,100	234,696

Financials — 7.68%
AIA Group Ltd. - ADR	10,000	410,500
Arthur J. Gallagher & Company	4,100	342,842
Berkshire Hathaway, Inc., Class A(a)	1	325,080
Charles Schwab Corporation (The)	3,200	146,496
Eaton Vance Corporation	2,800	116,396
FactSet Research Systems, Inc.	1,400	386,218
Interactive Brokers Group, Inc., Class A	3,900	211,536
Itau CorpBanca - ADR	20,000	267,038
LPL Financial Holdings, Inc.	4,300	318,587
Markel Corporation(a)	300	321,453
Noah Holdings Ltd. - ADR(a)	6,400	347,776
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	373,296
Raymond James Financial, Inc.	3,500	320,495
TD Ameritrade Holding Corporation	5,300	278,674
Tokio Marine Holdings, Inc.	5,800	291,666
		4,458,053
Health Care — 14.31%
Align Technology, Inc.(a)	650	211,042
AMN Healthcare Services, Inc.(a)	6,200	322,772
BioMerieux	4,200	333,315
Cerner Corporation(a)	2,500	166,125
Chemed Corporation	1,200	392,136
Cooper Companies, Inc. (The)	500	144,960
CSL Ltd. - ADR	5,000	351,975
CSPC Pharmaceutical Group Ltd.	79,000	152,264
Emergent BioSolutions, Inc.(a)	4,400	227,392
Fresenius Medical Care AG & Company KGaA - ADR	6,800	286,824
Genmab A/S(a)	1,750	290,501
Hill-Rom Holdings, Inc.	3,100	314,402
Intuitive Surgical, Inc.(a)	560	285,953
LHC Group, Inc.(a)	3,200	355,552
Lonza Group AG - ADR	4,700	145,300
M3, Inc.	8,500	150,238
Masimo Corporation(a)	2,700	351,405
Medidata Solutions, Inc.(a)	4,600	415,564
Merck KGaA	3,500	372,496
Neogen Corporation(a)	5,933	359,896
Orpea	1,200	146,315
Regeneron Pharmaceuticals, Inc.(a)	700	240,198
Sartorius Stedim Biotech	2,600	352,888
Sinopharm Group Company Ltd.	60,500	237,533
Sonova Holding AG - ADR	10,000	403,600
Straumann Holding AG	180	145,317
Takeda Pharmaceutical Company Ltd. - ADR	8,557	156,422
Thermo Fisher Scientific, Inc.	1,300	360,685
Universal Health Services, Inc., Class B	2,600	329,862
Veeva Systems, Inc., Class A(a)	2,200	307,714
		8,310,646
Industrials — 21.99%
A.O. Smith Corporation	5,300	278,621
AerCap Holdings N.V.(a)	3,200	158,848
AMERCO	900	335,853
Apogee Enterprises, Inc.	6,360	256,308
Assa Abloy AB - ADR	27,300	292,519

Bunzl plc - ADR	3,800	114,950
C.H. Robinson Worldwide, Inc.	1,400	113,400
Carlisle Companies, Inc.	1,000	141,420
Cintas Corporation	1,600	347,424
Copart, Inc.(a)	6,000	403,920
Deere & Company	700	115,941
Douglas Dynamics, Inc.	6,450	243,552
EMCOR Group, Inc.	1,700	143,038
Equifax, Inc.	1,300	163,735
Fujitec Company Ltd. - ADR	22,700	276,579
Generac Holdings, Inc.(a)	4,000	219,960
Graco, Inc.	6,600	338,250
Harris Corporation	2,400	404,400
HEICO Corporation	4,000	422,120
Hexcel Corporation	4,300	304,053
IDEX Corporation	2,350	368,151
IMCD Group NV	4,500	363,432
John Bean Technologies Corporation	1,600	175,664
Kingspan Group plc - ADR	6,300	330,992
KION Group AG	4,400	301,263
Makita Corporation - ADR	7,000	252,350
NIBE Industrier AB, Class B(a)	11,000	147,822
Nidec Corporation - ADR	11,600	414,120
RBC Bearings, Inc.(a)	1,435	197,384
Recruit Holdings Company Ltd.	12,600	376,530
RELX plc - ADR	16,918	388,099
Rollins, Inc.	7,950	307,427
Roper Technologies, Inc.	1,100	395,670
Secom Company Ltd. - ADR	16,000	336,560
Sensata Technologies Holding plc(a)	6,500	324,610
SMC Corporation	900	372,118
Teleperformance SA(a)	1,600	307,437
Toro Company (The)	4,800	351,120
United Technologies Corporation	900	128,349
Universal Forest Products, Inc.	8,100	299,295
US Ecology, Inc.	4,400	268,444
Viad Corporation	5,600	343,336
Waste Connections, Inc.	4,350	403,550
Watsco, Inc.	1,000	158,470
Wolters Kluwer NV - ADR	5,500	384,450
		12,771,534
Information Technology — 20.64%
Accenture plc, Class A	1,900	347,073
Adobe, Inc.(a)	1,400	404,950
Amadeus IT Group S.A. - ADR	4,300	343,269
Analog Devices, Inc.	1,300	151,112
Apple, Inc.	1,400	280,938
ASML Holding N.V. - ADR	1,500	313,230
Broadridge Financial Solutions, Inc.	1,400	165,382
Cabot Microelectronics Corporation	2,000	252,500
CDW Corporation	3,900	411,840
Control4 Corporation(a)	10,760	187,332
Dassault Systemes - ADR	2,800	444,752
EPAM Systems, Inc.(a)	800	143,488
ExlService Holdings, Inc.(a)	1,800	106,920
Fidelity National Information Services, Inc.	2,900	336,197
Fortinet, Inc.(a)	1,700	158,814
Genpact Ltd.	4,300	156,090
Guidewire Software, Inc.(a)	1,500	159,750
Hexagon AB, Class B	5,300	289,135
II-VI, Inc.(a)	6,700	266,928
Intuit, Inc.	1,600	401,696
IPG Photonics Corporation(a)	900	157,257
Jack Henry & Associates, Inc.	2,600	387,556

Keyence Corporation	450	279,729
KLA-Tencor Corporation	1,500	191,220
Littelfuse, Inc.	800	160,840
Logitech International, S.A.	7,500	290,400
MAXIMUS, Inc.	4,600	338,790
NetScout Systems, Inc.(a)	12,100	355,740
Nintendo Company Ltd. - ADR	5,800	249,864
Novanta, Inc.(a)	1,520	132,270
NXP Semiconductors N.V.	3,100	327,422
Open Text Corporation	3,700	142,265
PagSeguro Digital Ltd., Class A(a)	9,800	255,388
Palo Alto Networks, Inc.(a)	1,600	398,128
Paychex, Inc.	1,700	143,327
PayPal Holdings, Inc.(a)	3,900	439,803
Rogers Corporation(a)	1,940	324,989
salesforce.com, Inc.(a)	900	148,815
Silicon Motion Technology Corporation - ADR	3,900	149,136
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,700	162,134
Tokyo Electron Ltd. - ADR	6,400	249,440
Total System Services, Inc.	1,500	153,360
Trade Desk, Inc. (The), Class A(a)	650	143,962
Tyler Technologies, Inc.(a)	700	162,337
Ubisoft Entertainment SA(a)	3,900	372,020
WEX, Inc.(a)	900	189,270
Wirecard AG - ADR	2,300	173,075
Worldpay, Inc., Class A(a)	1,600	187,536
		11,987,469
Materials — 3.03%
Eagle Materials, Inc.	1,600	145,456
Givaudan SA - ADR	7,100	367,780
Kirkland Lake Gold Ltd.	4,300	138,976
Mondi plc	6,000	131,481
Novozymes A/S - ADR	2,700	126,009
Sherwin-Williams Company (The)	800	363,864
Symrise AG - ADR	14,000	336,980
Westlake Chemical Corporation	2,100	146,475
		1,757,021
Real Estate — 4.24%
American Tower Corporation, Class A	2,000	390,600
Big Yellow Group plc	27,000	366,511
Cresud SACIF y A - ADR(a)	21,517	215,170
Equinix, Inc.	300	136,410
Equity LifeStyle Properties, Inc.	1,100	128,370
Federal Realty Investment Trust	2,500	334,625
Henderson Land Development Company Ltd. - ADR	54,903	334,360
HFF, Inc., Class A(a)	5,640	268,408
Lamar Advertising Company, Class A	1,700	140,539
Sun Communities, Inc.	1,200	147,696
		2,462,689
Utilities — 0.57%
Ormat Technologies, Inc.	5,700	332,652

Total Investments — 97.33%
(Cost $39,638,085)		56,525,175

Other Assets in Excess of Liabilities — 2.67%		1,553,066
Net Assets — 100.00%		$58,078,241

(a)	Non-income producing security.

ADR – American Depositary Receipt

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 76.68%
Communication Services — 2.80%
Cinemark Holdings, Inc.	4,300	$180,815
Interpublic Group of Companies, Inc. (The)	15,200	349,600
Kddi Corporation - ADR	6,500	75,563
Wpp plc - ADR	1,400	87,220
		693,198
Consumer Discretionary — 13.27%
Bayerische Moteren Werke AG - ADR	2,900	82,331
Carter's, Inc.	2,200	233,002
Cedar Fair, L.P.	3,100	167,307
Cheesecake Factory, Inc. (The)	3,800	188,556
Compass Group plc - ADR	3,800	88,122
Continental AG - ADR	5,300	88,271
Cracker Barrel Old Country Store, Inc.	1,000	168,740
Daimler AG - ADR	5,600	91,616
Garmin Ltd.	2,600	222,924
Hasbro, Inc.	1,900	193,534
Industria de Diseno Textil, S.A.	5,900	89,149
Kohl's Corporation	2,600	184,860
LCI Industries	2,100	184,485
M.D.C. Holdings, Inc.	6,000	183,360
Magna International, Inc.	1,600	89,024
Penske Automotive Group, Inc.	3,700	169,904
Royal Caribbean Cruises Ltd.	1,600	193,504
Signet Jewelers Ltd.	6,200	143,716
Tapestry, Inc.	4,800	154,896
Tenneco, Inc., Class A	5,200	113,984
Thor Industries, Inc.	2,700	177,849
Whitbread plc - ADR	5,000	73,925
		3,283,059
Consumer Staples — 2.47%
Hormel Foods Corporation	4,100	163,754
Ingredion, Inc.	1,800	170,550
Molson Coors Brewing Company, Class B	2,800	179,732
Unilever plc - ADR	1,600	97,280
		611,316
Energy — 2.18%
Magellan Midstream Partners, L.P.	2,800	173,628
RPC, Inc.	17,000	174,930
Valero Energy Corporation	2,100	190,386
		538,944
Financials — 8.98%
Arthur J. Gallagher & Company	2,300	192,326
BlackRock, Inc.	400	194,096
Eaton Vance Corporation	4,600	191,222
Hong Kong Exchanges & Clearing Ltd. - ADR	2,600	90,350
Jefferies Financial Group, Inc.	8,600	176,902
Legg Mason, Inc.	5,900	197,355
Main Street Capital Corporation - BDC	4,600	181,562
Marsh & McLennan Companies, Inc.	2,100	198,009
Santander Consumer USA Holdings, Inc.	9,200	196,420
Silvercrest Asset Management Group, Inc., Class A	11,300	164,302
Societe Generale SA - ADR	12,300	78,105

T. Rowe Price Group, Inc.	1,800	193,500
TD Ameritrade Holding Corporation	3,200	168,256
		2,222,405
Health Care — 1.71%
CVS Health Corporation	2,700	146,826
Novo Nordisk A/S - ADR	1,700	83,317
Quest Diagnostics, Inc.	2,000	192,760
		422,903
Industrials — 11.30%
Bunzl plc - ADR	2,500	75,625
C.H. Robinson Worldwide, Inc.	2,000	162,000
Dover Corporation	2,200	215,688
Fastenal Company	3,100	218,705
General Dynamics Corporation	1,000	178,720
Ingersoll-Rand plc	1,800	220,698
Johnson Controls International plc	5,300	198,750
KAR Auction Services, Inc.	3,400	192,032
Legrand SA - ADR	7,000	103,285
ManpowerGroup, Inc.	2,400	230,496
MSC Industrial Direct Company, Inc., Class A	2,100	175,665
RELX plc - ADR	3,700	84,878
Snap-on, Inc.	1,000	168,280
Stanley Black & Decker, Inc.	1,300	190,580
Watsco, Inc.	2,400	380,328
		2,795,730
Information Technology — 4.54%
Accenture plc, Class A	1,200	219,204
Broadcom, Inc.	600	191,040
Capgemini SE - ADR	3,700	89,947
j2 Global, Inc.	2,400	210,288
Skyworks Solutions, Inc.	2,500	220,450
Tokyo Electron Ltd. - ADR	4,900	190,977
		1,121,906
Materials — 4.41%
Avery Dennison Corporation	1,800	199,170
Eastman Chemical Company	2,200	173,536
Greif, Inc., Class A	4,200	165,984
Packaging Corporation of America	1,900	188,404
Rio Tinto plc - ADR	3,000	176,700
RPM International, Inc.	3,100	188,015
		1,091,809
Real Estate — 12.01%
American Campus Communities, Inc.	4,000	188,800
American Tower Corporation, Class A	1,000	195,300
AvalonBay Communities, Inc.	900	180,837
Boston Properties, Inc.	1,400	192,668
Crown Castle International Corporation	1,600	201,248
Douglas Emmett, Inc.	4,700	193,593
EastGroup Properties, Inc.	1,800	205,794
Empire State Realty Trust, Inc., Class A	11,400	176,244
EPR Properties	2,400	189,264
Equity LifeStyle Properties, Inc.	1,700	198,390
Healthcare Realty Trust, Inc.	5,500	169,840
Healthcare Trust of America, Inc., Class A	6,400	176,512
Iron Mountain, Inc.	4,900	159,152
National Retail Properties, Inc.	3,400	178,908
Realty Income Corporation	2,600	182,026
Weingarten Realty Investors	6,300	182,322
		2,970,898
Utilities — 13.01%
Alliant Energy Corporation	4,000	188,920
American Water Works Company, Inc.	1,900	205,561
Aqua America, Inc.	5,000	195,300

Dominion Energy, Inc.	2,500	194,675
Duke Energy Corporation	2,000	182,240
El Paso Electric Company	3,500	213,885
Evergy, Inc.	3,000	173,460
Eversource Energy	2,500	179,150
IDACORP, Inc.	1,800	178,236
New Jersey Resources Corporation	3,800	190,304
NextEra Energy, Inc.	1,000	194,440
NorthWestern Corporation	2,800	195,580
Pinnacle West Capital Corporation	2,000	190,540
Southern Company (The)	3,300	175,626
Southwest Gas Holdings, Inc.	2,200	183,018
Spire, Inc.	2,200	185,218
Xcel Energy, Inc.	3,400	192,100
		3,218,253
Total Common Stocks
(Cost $17,448,339)		18,970,421

PREFERRED STOCKS — 5.11%
Financials — 5.11%
Fidus Investment Corporation, 6.00%	8,000	201,680
Merchants Bancorp, Series A, 7.00%	40,000	1,063,600
Total Preferred Stocks
(Cost $1,200,000)		1,265,280

	Principal Amount
CORPORATE BONDS AND NOTES — 16.07%
Financials — 16.07%
Bank of New York Mellon Corporation, Series D, 4.50%, Perpetual (a)	$1,000,000	964,215
Citigroup, Inc., Series D, 5.35%, Perpetual (3MO LIBOR +346.60BPS)(a)	1,000,000	1,002,500
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (a)	1,000,000	995,819
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.50bps)(a)	1,000,000	1,012,425
Total Corporate Bonds and Notes
(Cost $3,936,821)		3,974,959

Total Investments — 97.86%
(Cost $22,585,160)		24,210,660
Other Assets in Excess of Liabilities — 2.14%		529,455
Net Assets — 100.00%		$24,740,115

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ADR – American Depositary Receipt

BDC – Business Development Company

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 29.27%
Communication Services — 0.92%
AT&T, Inc.	69,500	$2,151,720
Interpublic Group of Companies, Inc. (The)	46,700	1,074,100
Meredith Corporation	17,800	1,050,200
Verizon Communications, Inc.	20,000	1,143,800
Walt Disney Company (The)	5,400	739,638
		6,159,458
Consumer Discretionary — 1.85%
Bluegreen Vacations Corporation	39,000	592,800
Carnival Corporation	35,400	1,942,044
Carnival plc - ADR	10,100	545,602
Ethan Allen Interiors, Inc.	10,000	221,000
Extended Stay America, Inc.	30,000	537,300
Home Depot, Inc. (The)	11,000	2,240,700
Kohl's Corporation	1,550	110,205
Las Vegas Sands Corporation	1,700	113,985
LCI Industries	6,500	571,025
Lowe's Companies, Inc.	6,500	735,410
Penske Automotive Group, Inc.	13,100	601,552
PetMed Express, Inc.	41,300	902,405
Royal Caribbean Cruises Ltd.	10,000	1,209,400
Starbucks Corporation	10,000	776,800
Tapestry, Inc.	39,100	1,261,757
		12,361,985
Consumer Staples — 0.53%
Altria Group, Inc.	8,800	478,104
British American Tobacco plc - ADR	14,700	576,240
Bunge Ltd.	5,000	262,050
Kraft Heinz Company (The)	18,200	604,968
Philip Morris International, Inc.	12,000	1,038,720
Weis Markets, Inc.	14,500	609,725
		3,569,807
Energy — 4.27%
BP plc - ADR	150,000	6,559,500
Chevron Corporation	10,000	1,200,600
China Petroleum & Chemical Corporation - ADR	7,700	590,898
CVR Energy, Inc.	12,100	551,881
Delek US Holdings, Inc.	16,000	592,960
Exxon Mobil Corporation	50,000	4,014,000
Kinder Morgan, Inc.	80,000	1,589,600
Magellan Midstream Partners, L.P.	9,500	589,095
Occidental Petroleum Corporation	8,000	471,040
ONEOK, Inc.	10,000	679,300
PBF Energy, Inc., Class A	29,000	973,820
Royal Dutch Shell plc, Class A - ADR	100,000	6,353,000
SemGroup Corporation, Class A	120,000	1,567,200
Shell Midstream Partners, L.P.	32,000	643,520
Total S.A. - ADR	9,000	501,030
Valero Energy Corporation	6,000	543,960
Williams Companies, Inc. (The)	40,000	1,133,200
		28,554,604
Financials — 11.35%
AGNC Investment Corporation	49,000	871,710
Ally Financial, Inc.	120,000	3,565,200
Annaly Capital Management, Inc.	89,000	898,010
Ares Commercial Real Estate Corporation	265,000	4,028,000

Ares Management Corporation	145,000	3,545,250
BGC Partners, Inc., Class A	473,800	2,558,520
BlackRock, Inc.	2,000	970,480
Chimera Investment Corporation	46,500	891,405
Citigroup, Inc.	36,600	2,587,620
Compass Diversified Holdings LLC - MLP	15,000	248,100
Dynex Capital, Inc.	48,000	292,800
Eaton Vance Corporation	14,500	602,765
Ellington Financial, Inc.	20,000	360,800
Federated Investors, Inc., Class B	18,300	562,359
First American Financial Corporation	18,000	1,027,080
First Hawaiian, Inc.	70,000	1,935,500
Granite Point Mortgage Trust, Inc.	280,000	5,384,400
Invesco Ltd.	36,000	790,920
Invesco Mortgage Capital, Inc.	36,000	587,520
Janus Henderson Group plc	20,100	503,907
KeyCorp	130,700	2,293,785
KKR Real Estate Finance Trust, Inc.	100,000	2,017,000
Ladder Capital Corporation	137,520	2,392,848
Lazard Ltd., Class A - MLP	20,000	777,600
MFA Financial, Inc.	510,000	3,830,100
Moelis & Company, Class A	2,200	90,090
Navient Corporation	10,000	135,100
New Residential Investment Corporation	953,000	16,019,930
New York Mortgage Trust, Inc.	47,000	296,100
Old Republic International Corporation	13,000	290,680
PennyMac Mortgage Investment Trust	28,000	588,000
People's United Financial, Inc.	59,000	1,020,110
Prudential Financial, Inc.	18,000	1,902,780
Redwood Trust, Inc.	140,000	2,290,400
Starwood Property Trust, Inc.	180,000	4,149,000
Synchrony Financial	18,100	627,527
TPG RE Finance Trust, Inc.	159,500	3,143,745
Two Harbors Investment Corporation	94,000	1,302,840
Virtu Financial, Inc., Class A	20,800	511,264
		75,891,245
Health Care — 1.43%
AbbVie, Inc.	17,000	1,349,630
Amgen, Inc.	5,000	896,600
Cardinal Health, Inc.	2,000	97,420
CVS Health Corporation	34,900	1,897,862
Eli Lilly & Company	6,000	702,240
Johnson & Johnson	8,400	1,186,080
Merck & Company, Inc.	18,000	1,416,780
Pfizer, Inc.	50,000	2,030,500
		9,577,112
Industrials — 3.04%
Aircastle Ltd.	30,000	597,600
Boeing Company (The)	3,000	1,133,070
Caterpillar, Inc.	8,000	1,115,360
Covanta Holding Corporation	40,000	722,800
Cummins, Inc.	7,500	1,247,175
Eaton Corporation plc	15,000	1,242,300
Emerson Electric Company	8,000	567,920
Fastenal Company	17,000	1,199,350
H&E Equipment Services, Inc.	34,600	1,052,186
Healthcare Services Group, Inc.	27,100	917,335
Honeywell International, Inc.	8,000	1,389,040
Johnson Controls International plc	28,000	1,050,000
Knoll, Inc.	47,000	1,026,480
Lockheed Martin Corporation	5,100	1,699,983
MSC Industrial Direct Company, Inc., Class A	12,500	1,045,625
United Parcel Service, Inc., Class B	25,000	2,655,500

United Technologies Corporation	11,500	1,640,015
		20,301,739
Information Technology — 2.02%
Broadcom, Inc.	5,300	1,687,520
Intel Corporation	40,000	2,041,600
International Business Machines Corporation	20,000	2,805,400
KLA-Tencor Corporation	10,000	1,274,800
Lam Research Corporation	10,500	2,178,015
Microsoft Corporation	8,500	1,110,100
Skyworks Solutions, Inc.	14,000	1,234,520
Texas Instruments, Inc.	6,000	706,980
Western Digital Corporation	9,700	495,864
		13,534,799
Materials — 1.89%
Dow, Inc.	8,333	472,731
DowDuPont, Inc.	25,000	961,250
Eastman Chemical Company	23,800	1,877,344
Greif, Inc., Class A	12,200	482,144
Huntsman Corporation	25,400	564,896
International Paper Company	33,600	1,572,816
LyondellBasell Industries N.V., Class A	10,000	882,300
MMC Norilsk Nickel PJSC - ADR	46,700	1,046,314
Norbord, Inc.	10,000	254,600
Packaging Corporation of America	6,200	614,792
Rio Tinto plc - ADR	10,000	589,000
Schweitzer-Mauduit International, Inc.	20,000	711,400
Sinopec Shanghai Petrochemical Company Ltd. - ADR	12,400	556,512
Southern Copper Corporation	12,600	484,092
Steel Dynamics, Inc.	15,000	475,200
Ternium SA - ADR	22,200	547,230
WestRock Company	15,000	575,700
		12,668,321
Real Estate — 1.07%
Gaming and Leisure Properties, Inc.	15,000	605,700
Iron Mountain, Inc.	14,200	461,216
Lamar Advertising Company, Class A	7,500	620,025
Life Storage, Inc.	10,300	981,487
LTC Properties, Inc.	20,000	901,200
Newmark Group, Inc., Class A	279,358	2,380,130
Prologis, Inc.	8,300	636,361
Weyerhaeuser Company	22,300	597,640
		7,183,759
Utilities — 0.90%
Dominion Energy, Inc.	15,300	1,191,411
National Fuel Gas Company	10,000	592,100
PPL Corporation	115,900	3,617,239
Southern Company (The)	11,400	606,708
		6,007,458
Total Common Stocks
(Cost $188,252,829)		195,810,287

PREFERRED STOCKS — 4.61%
Energy — 0.98%
GasLog Partners LP, Series B, 8.20%	46,034	1,067,989
NuStar Energy LP, Series A, 8.50%	140,000	3,284,400
NuStar Energy LP, Series B, 7.63%	50,000	1,032,000
NuStar Energy LP, Series C, 9.00%	40,000	946,800
Teekay LNG Partners LP, Series B, 8.50%	10,000	245,400
		6,576,589
Financials — 3.08%
Annaly Capital Management, Inc., Series F, 6.95%	20,000	512,800

Annaly Capital Management, Inc., Series G, 6.50%	10,000	246,300
Arlington Asset Investment Corporation, 6.63%	105,150	2,523,600
B. Riley Financial, Inc., 6.88%	18,900	483,840
B. Riley Financial, Inc., 7.25%	60,000	1,473,600
B. Riley Financial, Inc., 7.50%	35,468	886,345
Chimera Investment Corporation, Series C, 7.75%	20,000	509,400
Compass Diversified Holdings, Series A, 7.25%	101,400	2,167,932
Compass Diversified Holdings, Series B, 7.88%	20,000	441,000
GMAC Capital Trust I, Series 2, 8.47%	50,000	1,315,000
Invesco Mortgage Capital, Inc., Series C, 7.50%	15,000	380,400
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	249,800
Medley Capital Corporation, 6.13%	42,346	1,059,074
Medley LLC, 6.88%	12,365	222,075
Merchants Bancorp, Series A, 7.00%	80,000	2,127,200
New Mountain Finance Corporation, 5.75%	22,149	564,135
NuStar Logistics LP, 9.33%	29,000	732,830
Ready Capital Corporation, 7.00%	25,000	675,500
Regions Financial Corporation, Series C, 5.70%	40,000	1,016,000
Saratoga Investment Corporation, 6.25%	4,391	112,190
Two Harbors Investment Corporation, Series A, 8.13%	25,000	668,000
Two Harbors Investment Corporation, Series B, 7.63%	30,000	752,400
Two Harbors Investment Corporation, Series C, 7.25%	20,000	494,400
Two Harbors Investment Corporation, Series D, 7.75%	38,500	960,960
		20,574,781
Industrials — 0.20%
CAI International, Inc., Series A, 8.50%	10,000	253,600
Seaspan Corporation, Series G, 8.20%	12,000	301,080
Seaspan Corporation, Series H, 7.88%	4,521	111,985
Teekay Offshore Partners LP, Series E, 8.88%	30,000	662,700
		1,329,365
Real Estate — 0.32%
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	10,811	272,187
Global Medical REIT, Inc., Series A, 7.50%	10,900	278,495
Sotherly Hotels, Inc., Series B, 8.00%	5,858	148,910
Sotherly Hotels, Inc., Series C, 7.88%	59,100	1,479,273
		2,178,865
Utilities — 0.03%
Spark Energy, Inc., Series A, 8.75%	7,150	173,459

Total Preferred Stocks
(Cost $31,887,118)		30,833,059

	Principal Amount
CORPORATE BONDS AND NOTES — 59.27%
Communication Services — 0.04%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	252,490

Consumer Discretionary — 3.87%
Jaguar Land Rover Automotive plc, 5.63%, 2/1/2023	2,353,000	2,344,176
Jaguar Land Rover Automotive plc, 4.50%, 10/1/2027	2,000,000	1,660,000
L Brands, Inc., 6.88%, 11/1/2035	3,000,000	2,677,500
M.D.C. Holdings, Inc., 6.00%, 1/15/2043	1,500,000	1,327,500
Quad Graphics, Inc., 7.00%, 5/1/2022	5,962,000	6,051,430
Signet UK Finance plc, 4.70%, 6/15/2024	5,377,000	4,866,185
Stena International SA, 5.75%, 3/1/2024 (b)	3,730,000	3,646,075
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (b)	3,379,000	3,302,973
		25,875,839
Consumer Staples — 3.00%
Land O' Lakes, Inc., 7.25%, Perpetual (b)	3,500,000	3,438,750
Land O' Lakes, Inc., 8.00%, Perpetual (b)	2,000,000	2,065,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	2,970,195
Pilgrim's Pride Corporation, 5.75%, 3/15/2025 (b)	6,640,000	6,772,800

Vector Group Ltd., 6.13%, 2/1/2025 (b)	5,345,000	4,823,862
		20,070,607
Energy — 16.70%
Andeavor Logistics LP, Series A, 6.88%, Perpetual (3MO LIBOR + 465.20bps)(a)	5,500,000	5,565,395
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022 (b)	2,000,000	2,195,000
Chesapeake Energy Corporation, 8.00%, 1/15/2025	2,000,000	2,035,000
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	1,000,000
CVR Refining LLC, 6.50%, 11/1/2022	8,550,000	8,731,688
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.80bps)(a)	1,000,000	986,715
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385bps)(a),(b)	3,000,000	2,790,000
Energy Transfer Partners LP, 5.75%, 11/1/2066 (3MO LIBOR + 301.75bps)(a)	4,914,000	4,090,905
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.80bps)(a)	4,500,000	4,289,783
Genesis Energy LP, 6.75%, 8/1/2022	2,081,000	2,118,375
Gulfport Energy Corporation, 6.00%, 10/15/2024	4,250,000	3,747,990
MEG Energy Corporation, 7.00%, 3/31/2024 (b)	2,990,000	2,847,048
Murphy Oil Corporation, 6.88%, 8/15/2024	4,000,000	4,193,991
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	828,499
PBF Holding Company LLC, 7.00%, 11/15/2023	4,681,000	4,838,984
PBF Holding Company LLC, 7.25%, 6/15/2025	7,575,000	7,830,656
PBF Logistics, L.P., 6.88%, 5/15/2023	6,000,000	6,164,400
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411bps)(a)	3,500,000	3,357,252
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,685,000
SemGroup Corporation, 6.38%, 3/15/2025 (b)	5,521,000	5,286,357
Southwestern Energy Company, 7.50%, 4/1/2026	7,200,000	7,344,000
Teekay Corporation, 8.50%, 1/15/2020	7,990,000	8,287,627
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,075,000
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024 (b)	1,500,000	1,590,000
Transocean, Inc., 9.00%, 7/15/2023 (b)	11,000,000	11,811,250
		111,690,915
Financials — 16.59%
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	5,110,452
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,021,715
Bank of Nova Scotia/The, 4.65%, Perpetual	3,400,000	3,215,176
Citadel LP, 5.38%, 1/17/2023 (b)	5,000,000	5,142,302
Citigroup, Inc., 5.88%, Perpetual (a)	2,000,000	2,028,190
Citigroup, Inc., 5.90%, Perpetual (3MO LIBOR + 423bps) (a)	2,000,000	2,068,880
CNO Financial Group, Inc., 4.50%, 5/30/2020	1,000,000	1,015,000
CNO Financial Group, Inc., 5.25%, 5/30/2025	4,500,000	4,733,437
Cowen, Inc., 7.25%, 5/6/2024	3,000,000	3,006,512
Credit Agricole SA, 6.63%, Perpetual (a)	1,000,000	1,011,388
Everest Reinsurance Holdings, Inc., 5.07%, 5/15/2037 (3MO LIBOR + 238.50bps)(a)	11,202,000	10,100,731
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025 (b)	2,000,000	2,030,000
FS Energy & Power Fund, 7.50%, 8/15/2023 (b)	5,100,000	5,279,622
Genworth Holdings, Inc., 7.63%, 9/24/2021	3,268,000	3,202,640
Hartford Financial Services Group, Inc., 4.81%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	6,117,000	5,480,129
Hercules Capital, Inc., 4.63%, 10/23/2022	1,000,000	978,955
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,675,000
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(a)	590,000	444,043
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	5,250,000	3,951,229
ILFC E-Capital Trust II, 4.85%, 12/21/2065 (H15T30Y + 180bps)(a),(b)	1,000,000	775,000
Jefferies Finance, LLC, 6.88%, 4/15/2022	4,675,000	4,768,500
Jefferies Finance, LLC, 7.25%, 8/15/2024 (b)	3,000,000	2,977,500
JPMorgan Chase & Company, Series V, 5.00%, Perpetual	4,000,000	4,015,000
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (b)	2,301,000	2,298,124
Liberty Mutual Group, Inc., 5.52%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	3,000,000	2,855,070
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.50bps)(a)	2,000,000	2,024,850
PennyMac Corporation, 5.38%, 5/1/2020 (c)	4,000,000	4,020,310
PRA Group, Inc., 3.00%, 8/1/2020 (c)	9,775,000	9,385,537
Reinsurance Group of America, 5.28%, 12/15/2065 (3MO LIBOR + 266.50bps)(a)	600,000	547,029
Standard Life Aberdeen plc, 4.25%, 6/30/2028	1,550,000	1,456,318
XLIT Ltd., Class E, 5.05%, 12/31/2049 (3MO LIBOR + 245.75bps)(a)	12,711,000	12,383,247
		111,001,886

Health Care — 0.28%
Mallinckrodt Finance SB, 5.75%, 8/1/2022 (b)	2,000,000	1,855,000

Industrials — 4.30%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (b)	3,036,000	3,225,750
General Electric Company, Series D, 5.00%, Perpetual (a)	10,450,000	9,909,578
Hertz Corporation, 5.88%, 10/15/2020	1,000,000	1,001,250
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,724,162	3,661,596
MAI Holdings, Inc., 9.50%, 6/1/2023 (b)	1,050,000	1,008,000
MAI Holdings, Inc., 9.50%, 6/1/2023	2,250,000	2,160,000
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,774,878
		28,741,052
Information Technology — 4.38%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (b)	2,000,000	2,047,500
Dell, Inc., 8.35%, 7/15/2046 (b)	3,000,000	3,697,679
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,038,805
MagaChip Semiconductor Corporation, 6.63%, 7/15/2021	3,200,000	3,120,000
Seagate HDD Cayman, 4.88%, 6/1/2027	7,500,000	7,221,529
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,048,247
Unisys Corporation, 10.75%, 4/15/2022 (b)	7,300,000	8,121,250
		29,295,010
Materials — 5.82%
Century Aluminum Company, 7.50%, 6/1/2021 (b)	4,119,000	4,108,702
Eldorado Gold Corporation, 6.13%, 12/15/2020 (b)	3,815,000	3,805,463
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (b)	5,500,000	5,582,500
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (b)	6,880,000	6,840,440
Kinross Gold Corporation, 4.50%, 7/15/2027	1,550,000	1,501,206
Kinross Gold Corporation, 6.88%, 9/1/2041	6,000,000	6,387,300
Norbord, Inc., 6.25%, 4/15/2023 (b)	3,400,000	3,548,750
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (b)	6,000,000	5,745,000
Standard Industries, Inc., 6.00%, 10/15/2025 (b)	1,381,000	1,448,614
		38,967,975
Real Estate — 0.14%
Colony NorthStar, Inc., 5.00%, 4/15/2023 (c)	1,000,000	943,618

Structured Notes — 2.14%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	3,020,700
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/19/2020	4,500,000	4,535,100
Morgan Stanley Contingent Income Securities, Russell 2000 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (a)	3,000,000	3,397,500
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (a)	3,000,000	3,364,800
		14,318,100
Utilities — 2.01%
PPL Capital Funding, Inc., Series A, 5.27%, 3/30/2067 (3MO LIBOR + 266.50bps)(a)	7,000,000	6,435,205
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (b)	7,000,000	7,035,000
		13,470,205
Total Corporate Bonds and Notes
(Cost $399,414,882)		396,482,697

SECURITIZED DEBT OBLIGATIONS — 1.57%
Asset Backed Securities — 1.57%
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024 (c)	2,000,000	2,023,615
ECAF I Limited, Series 2015-1A, Class B, 5.80%, 6/15/2022 (b)	2,459,891	2,491,189
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (b)	2,596,136	2,673,567
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025 (b)	3,255,000	3,335,777
Total Securitized Debt Obligations
(Cost $10,465,453)		10,524,148

COLLATERALIZED LOAN OBLIGATIONS — 0.90%
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.97%, 5/22/2039(a),(b)	3,000,000	3,000,000
Zais CLO5 Ltd., Series 2016-2A, Class B, 5.90%, 10/15/2028(a),(b)	3,000,000	3,003,750

Total Collateralized Loan Obligations
(Cost $6,003,750)		6,003,750

INVESTMENT COMPANIES — 3.12% (d)	Shares
Open-End Funds — 3.12%
Yorktown Mid Cap Fund, Institutional Class	763,875	6,699,186
Yorktown Small Cap Fund, Institutional Class	1,189,765	14,146,308
Total Investment Companies
(Cost $19,624,921)		20,845,494
Total Investments — 98.74%
(Cost $655,648,953)		660,499,435
Other Assets in Excess of Liabilities — 1.26%		8,440,718
Net Assets — 100.00%		$668,940,153

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Convertible bond.
(d)	Affiliated issuer.

MLP – Master Limited Partner

REIT – Real Estate Investment Trust

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 76.51%
Communication Services — 4.53%
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	$10,315,000	$10,369,412
Sprint Spectrum Company, L.P., 3.36%, 3/20/2023 (a)	7,013,125	7,013,125
		17,382,537
Consumer Discretionary — 7.14%
Delta Air Lines, Inc., Series 2010-2A, Class 2A, 4.95%, 5/23/2019	169,644	169,840
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/2020	300,000	303,375
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/2020	3,154,000	3,189,483
Huron Consulting Group, Inc., 1.25%, 10/1/2019 (b)	2,000,000	1,981,677
Hyundai Capital America, 2.00%, 7/1/2019 (a)	850,000	848,731
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	994,034
Hyundai Capital America, 3.62%, 9/18/2020 (3MO LIBOR + 100bps)(a),(c)	1,000,000	1,003,063
Lennar Corporation, 4.50%, 6/15/2019	323,000	323,404
Li & Fung Ltd., 5.25%, 5/13/2020	1,000,000	1,015,796
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	608,400	619,974
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (a)	2,645,000	2,701,271
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,838,294
Silversea Cruise Finance Ltd., 7.25%, 2/1/2025 (a)	6,489,000	7,016,231
ZF North America Capital, Inc., 4.00%, 4/29/2020	550,000	552,166
ZF North America Capital, Inc., 4.00%, 4/29/2020 (a)	4,820,000	4,838,979
		27,396,318
Consumer Staples — 1.23%
Bacardi Ltd., 4.50%, 1/15/2021 (a)	500,000	510,075
Dollar Tree, Inc., 3.29%, 4/17/2020 (3MO LIBOR + 70bps)(c)	500,000	500,043
Louis Dreyfus Company BV, 5.25%, 6/13/2023	500,000	495,032
Smithfield Foods, Inc., 2.70%, 1/31/2020 (a)	3,205,000	3,208,782
		4,713,932
Energy — 10.24%
Andeavor, 5.38%, 10/1/2022	3,704,000	3,774,087
Andeavor Logistics LP, 6.25%, 10/15/2022	8,247,000	8,494,410
Andeavor Logistics LP, 6.38%, 5/1/2024	5,006,000	5,278,201
Continental Resources, Inc., 5.00%, 9/15/2022	4,514,000	4,555,776
KOC Holding AS, 3.50%, 4/24/2020	500,000	492,042
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	11,105,000	11,257,706
Motiva Enterprises LLC, 5.75%, 1/15/2020 (a)	92,000	93,533
Rockies Express Pipeline LLC, 5.63%, 4/15/2020 (a)	2,550,000	2,619,743
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (a)	930,000	946,265
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,774,491
		39,286,254
Financials — 20.01%
Aircastle Ltd., 6.25%, 12/1/2019	2,810,000	2,866,581
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,371,575
Army Hawaii Family Housing Trust Certificates, 2.87%, 6/15/2050 (1MO LIBOR + 40bps)(a),(c)	1,330,000	1,053,400
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,053,911
Athene Global Funding, 3.83%, 7/1/2022 (a),(c)	2,000,000	2,011,679
Bank of America Corporation, Series V, 5.13%, Perpetual (3MO LIBOR + 338.7bps)(c)	1,500,000	1,503,570
Cantor Fitzgerald LP, 7.88%, 10/15/2019 (a)	735,000	750,303
Cantor Fitzgerald LP, 4.88%, 5/1/2024 (a)	3,000,000	3,007,968
Citadel LP, 5.38%, 1/17/2023 (a)	1,504,000	1,546,804
CNP Assurances SA, 6.88%, Perpetual (USSW6 + 500bps)(c)	1,000,000	1,009,460
Discover Bank, 8.70%, 11/18/2019	169,000	174,132
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	6,040,000	6,064,770
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,556,697
Icahn Enterprises, LP, 6.00%, 8/1/2020	9,372,000	9,454,005

International Lease Finance Corporation, 6.25%, 5/15/2019	896,000	897,034
JPMorgan Chase & Company, MTN, 3.66%, 3/21/2023 (3MO LIBOR + 105bps)(c)	100,000	100,538
JPMorgan Chase & Company, Series V, 5.00%, Perpetual	1,000,000	1,003,750
JPMorgan Chase & Company, Series 1, 6.05%, Perpetual (3MO LIBOR + 347bps)(c)	2,224,000	2,237,978
Liberty Mutual Group, Inc., 5.52%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(c)	1,045,000	994,516
Main Street Capital Corporation, 4.50%, 12/1/2019	5,786,000	5,819,152
Nationwide Mutual Insurance Company, 4.90%, 12/15/2024 (3MO LIBOR + 229bps)(a),(c)	2,275,000	2,264,234
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (c)	1,250,000	1,186,059
PennyMac Corporation, 5.38%, 5/1/2020 (b)	5,081,000	5,106,799
Pershing Square Holdings Ltd., 5.50%, 7/15/2022 (a)	3,000,000	3,100,800
PRA Group, Inc., 3.00%, 8/1/2020 (b)	93,000	89,295
Reinsurance Group of America, Inc., 5.28%, 12/15/2065 (3MO LIBOR + 266.50bps)(c)	995,000	907,156
RWT Holdings, Inc., 5.63%, 11/15/2019 (b)	10,636,000	10,728,029
Senior Housing Properties Trust, 3.25%, 5/1/2019	1,821,000	1,821,000
Senior Housing Properties Trust, 6.75%, 4/15/2020	720,000	728,688
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,007,767
Synovus Financial Corporation, 5.75%, 12/15/2025 (3MO LIBOR + 418.20bps)(c)	250,000	256,875
Webster Financial Corporation, 4.38%, 2/15/2024	3,000,000	3,080,479
		76,755,004
Health Care — 1.98%
HCA, Inc., 4.25%, 10/15/2019	811,000	816,377
HCA, Inc., 6.50%, 2/15/2020	6,274,000	6,440,753
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	345,000	351,900
		7,609,030
Industrials — 13.65%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	280,222	286,849
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	71,008	74,514
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	1,007,662	1,028,974
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	2,197,299	2,231,357
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	81,972	82,690
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,701,765	1,685,938
Arconic, Inc., 6.15%, 8/15/2020	728,000	752,690
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	6,000,000	6,240,000
BorgWarner, Inc., 8.00%, 10/1/2019	80,000	81,616
British Airways plc Pass Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (a)	71,400	72,414
CNH Industrial Capital LLC, 3.38%, 7/15/2019	600,000	600,649
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/2019	7,104,960	7,241,020
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	1,051,424	1,074,029
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	100,020	102,355
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	26,804	27,201
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	108,448	112,829
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	243,271	256,639
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	1,996,135	1,997,333
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	986,237	1,077,316
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	229,003	251,788
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	34,596	36,817
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	92,035	94,672
Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.75%, 12/17/2019	1,213,761	1,244,436
Doric Nimrod Air Alpha Limited Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	379,041	381,183
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2021 (a)	149,787	152,015
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	2,382,076	2,487,562
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	5,744,414	5,860,738
General Electric Company, MTN, 3.16%, 8/15/2036 (3MO LIBOR + 48BPS)(c)	250,000	187,170
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	7,447,000	7,448,318
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,468,179	1,443,514
Oshkosh Corporation, 5.38%, 3/1/2025	1,525,000	1,578,375
Penske Truck Leasing Company, 2.50%, 6/15/2019 (a)	195,000	194,875
Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	452,156	458,079
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	152,314	155,398
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	839,510	886,271
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	613,354	624,578
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	1,729,340	1,757,183
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,112,663	1,172,323

US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	880,455	907,388
		52,349,096
Information Technology — 7.50%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	7,215,000	7,386,356
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	1,931,000	1,967,206
Dell International, LLC, 5.88%, 6/15/2021 (a)	1,880,000	1,915,189
Flex Ltd., 4.63%, 2/15/2020	3,734,000	3,776,186
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	1,999,214
Leidos Holdings, Inc., 4.45%, 12/1/2020	815,000	827,289
NXP Funding, LLC, 4.13%, 6/15/2020 (a)	3,044,000	3,086,525
NXP Funding, LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,584,364
Sanmina Corporation, 4.38%, 6/1/2019 (a)	2,403,000	2,407,518
Seagate HDD Cayman, 4.25%, 3/1/2022	800,000	807,036
Twitter, Inc., 0.25%, 9/15/2019 (b)	3,050,000	3,019,186
		28,776,069
Materials — 3.79%
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	10,430,000	10,515,526
INVISTA Finance LLC, 4.25%, 10/15/2019	315,000	317,583
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,217,288
Sociedad Quimica y Minera de Chile SA, 5.50%, 4/21/2020	900,000	924,750
Standard Industries, Inc., 5.50%, 2/15/2023 (a)	495,000	503,663
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,000,000	1,048,960
		14,527,770
Real Estate — 4.89%
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,856,000	6,173,688
Sabra Capital Corporation, 5.50%, 2/1/2021	8,000,000	8,075,000
Spirit Realty Capital, Inc., 2.88%, 5/15/2019 (b)	4,500,000	4,494,204
		18,742,892
Utilities — 1.55%
Dominion Energy, Inc., Series 6, Class A, 5.42%, 6/30/2066 (3MO LIBOR + 282.50bps)(c)	100,000	96,171
Dominion Energy, Inc., Series 6, Class B, 4.90%, 9/30/2066 (3MO LIBOR + 230bps)(c)	2,118,000	1,973,372
DTE Gas Company, 5.00%, 10/1/2019	1,000,000	1,009,737
Duke Energy Corporation, 5.05%, 9/15/2019	700,000	705,326
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,160,212
SCANA Corporation, MTN, 6.25%, 4/1/2020	1,000,000	1,021,400
		5,966,218
Total Corporate Bonds and Notes
(Cost $292,598,587)		293,505,120

SECURITIZED DEBT OBLIGATIONS — 19.64%
Asset Backed Securities — 19.64%
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024 (a)	600,000	603,025
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	3,000,000	3,052,729
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class B, 2.30%, 3/8/2021	421,062	420,854
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/2021	2,124,883	2,124,626
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 3/17/2036 (a)	212,560	215,063
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	498,428
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023 (a)	1,400,000	1,385,721
BFNS LLC, Series 2019-1A, Class X, 3.49%, 3/25/2030 (a),(c)	3,500,000	3,500,000
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/2027 (a)	231,000	231,191
CAL Funding Ltd., Series 2013-1A, Class A, 3.35%, 3/27/2028 (a)	802,917	800,658
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024 (a)	1,360,000	1,367,551
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026 (a)	1,750,000	1,753,244
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 3.25%, 6/15/2022 (a)	650,000	651,573
Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023 (a)	1,000,000	1,001,241
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027 (a)	3,000,000	3,076,549
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	1,280,000	1,269,552
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029	3,850,000	3,830,098
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022 (a)	176,640	176,646
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	3,000,000	3,035,422
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	535,000	536,801
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	3,000,000	3,056,883
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,405,652	1,423,537

Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (a)	3,500,000	3,536,881
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023 (a)	465,000	468,790
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	432,000	437,620
Exeter Automobile Receivables Trust, Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	3,000,000	3,023,139
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	2,000,000	2,011,520
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/2020 (a)	1,268	1,268
Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/2022 (a)	744,687	741,440
Flagship Credit Auto Trust, Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	1,050,000	1,047,816
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024 (a)	200,000	201,414
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024 (a)	3,000,000	3,050,429
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023 (a)	1,500,000	1,516,297
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	266,027	265,772
GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	2,000,000	1,999,816
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023 (a)	200,000	198,737
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	100,267
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	281,976	282,139
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	3,000,000	3,058,234
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	825,000	837,199
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66%, 11/15/2021	633,113	632,918
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	815,000	820,390
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,250,000	1,253,016
SBA Tower Trust, Series 2014-1C, 2.90%, 10/15/2019 (a)	3,875,000	3,871,561
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (c)	18,863	18,668
Spirit Master Funding LLC, Series 2013-2A, Class A, 5.27%, 12/20/2043 (a)	405,576	427,477
Spirit Master Funding LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	996,562	993,749
STORE Master Funding LLC, Series 2013-3A, Class A1, 4.24%, 11/20/2043 (a)	682,885	682,049
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.11%, 7/20/2043	1,892,000	1,928,142
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,250,000	1,261,328
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041 (a)	599,097	629,213
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (a)	1,282,465	1,275,545
Virgin Australia 2013-1A Passthrough Trust, Series 2013-1, Class A, 5.00%, 4/23/2025 (a)	335,696	343,417
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	3,825,000	3,901,184
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	497,669
Total Securitized Debt Obligations
(Cost $75,062,781)		75,326,496

COLLATERALIZED LOAN OBLIGATIONS — 1.87%
Diamond, LLC, Series 2019-1A, Class A1, 4.21)%, 4/25/2029(a),(c)	4,000,000	4,000,000
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 4.28)%, 5/22/2039(a),(c)	2,000,000	1,992,500
Loomis Sayles Ltd., Series 2015-2A, Class A1R, 3.50%, 4/15/2028(a),(c)	1,190,000	1,180,528

Total Collateralized Loan Obligations
(Cost $7,173,000)		7,173,028
MUNICIPAL BONDS — 0.13%
Florida — 0.13%
State of Florida Lottery, Revenue, 6.58%, 7/1/2029	500,000	503,305

Total Municipal Bonds
(Cost $502,984)		503,305

Total Investments — 98.15%
(Cost $375,337,352)		376,507,949
Other Assets in Excess of Liabilities — 1.85%		7,083,876
Net Assets — 100.00%		$383,591,825

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Convertible bond.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

MTN – Medium Term Note

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

INVESTMENT COMPANIES — 97.75%(a)	Shares	Fair Value
Open-End Funds — 97.75%
Income Funds — 18.84%
Yorktown Capital Income Fund, Institutional Class	116,247	$3,702,473
Growth Funds — 22.20%
Yorktown Growth Fund, Institutional Class	268,893	4,361,446
Mid Cap Funds — 26.81%
Yorktown Mid Cap Fund, Institutional Class	600,539	5,266,724
Small Cap Funds — 29.90%
Yorktown Small Cap Fund, Institutional Class	494,093	5,874,763
Total Investment Companies— 97.75%
(Cost $15,093,673)		19,205,406
Other Assets in Excess of Liabilities — 2.25%		442,599
Net Assets — 100.00%		$19,648,005

(a)	Affiliated issuer.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.39%
Communication Services — 5.74%
Iridium Communications, Inc.(a)	16,600	$455,836
TechTarget, Inc.(a)	34,772	580,345
World Wrestling Entertainment, Inc., Class A	8,900	746,265
		1,782,446
Consumer Discretionary — 20.86%
America's Car-Mart, Inc.(a)	7,250	718,113
Choice Hotels International, Inc.	10,190	846,178
Conn's, Inc.(a)	14,269	369,139
Core-Mark Holding Company, Inc.	16,250	590,687
Cracker Barrel Old Country Store, Inc.	5,162	871,036
Designer Brands, Inc., A	10,717	238,453
Duluth Holdings, Inc., Class B(a)	10,600	168,752
Eldorado Resorts, Inc.(a)	9,068	447,687
Ollie's Bargain Outlet Holdings, Inc.(a)	8,514	814,279
Shake Shack, Inc., Class A(a)	7,375	452,087
Wingstop, Inc.	12,700	955,929
		6,472,340
Consumer Staples — 2.32%
Medifast, Inc.	4,900	718,781

Financials — 15.52%
Argo Group International Holdings Ltd.	8,375	653,836
CenterState Banks Corporation	19,750	487,430
Ellington Financial, Inc.	25,000	451,000
First American Financial Corporation	11,921	680,212
LPL Financial Holdings, Inc.	11,600	859,444
Main Street Capital Corporation - BDC	11,607	458,129
Morningstar, Inc.	5,833	836,744
Universal Insurance Holdings, Inc.	13,120	390,845
		4,817,640
Health Care — 7.68%
Cantel Medical Corporation	7,204	496,644
Enanta Pharmaceuticals, Inc.(a)	6,034	526,104
NeoGenomics, Inc.(a)	17,500	364,525
Repligen Corporation(a)	7,580	510,740
Sinovac Biotech Ltd.(a)	74,893	484,558
		2,382,571
Industrials — 12.39%
Clean Harbors, Inc.(a)	8,450	642,200
Douglas Dynamics, Inc.	11,406	430,691
Echo Global Logistics, Inc.(a)	21,250	487,475
FTI Consulting, Inc.(a)	4,172	354,537
Mueller Industries, Inc.	25,266	737,009
NV5 Global, Inc.(a)	13,006	823,800
TriNet Group, Inc.(a)	5,904	368,055
		3,843,767
Information Technology — 22.67%
Fabrinet(a)	20,000	1,210,400
Hackett Group, Inc. (The)	46,212	709,354
Mesa Laboratories, Inc.	5,000	1,183,450
Novanta, Inc.(a)	11,168	971,839

Paycom Software, Inc.(a)	10,257	2,077,350
SMART Global Holdings, Inc.(a)	18,050	392,407
TTM Technologies, Inc.(a)	36,890	488,424
		7,033,224
Materials — 1.27%
Schweitzer-Mauduit International, Inc.	11,083	394,222

Real Estate — 1.55%
Getty Realty Corporation	14,844	481,391

Utilities — 4.39%
Chesapeake Utilities Corporation	8,112	751,496
New Jersey Resources Corporation	12,211	611,527
		1,363,023
Total Investments — 94.39%
(Cost $26,342,140)		29,289,405

Other Assets in Excess of Liabilities — 5.61%		1,740,075
Net Assets — 100.00%		$31,029,480

(a)	Non-income producing security.

BDC – Business Development Company

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

April 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.39%
Communication Services — 2.82%
CenturyLink, Inc.	44,000	$502,480

Consumer Discretionary — 11.40%
Advance Auto Parts, Inc.	5,100	848,232
Michaels Companies, Inc. (The)(a)	29,300	329,332
Newell Brands, Inc.	22,500	323,550
Tapestry, Inc.	16,500	532,455
		2,033,569
Consumer Staples — 7.16%
Conagra Brands, Inc.	11,500	353,970
Coty, Inc., Class A	16,200	175,284
Kroger Company (The)	29,000	747,620
		1,276,874
Energy — 11.35%
Antero Resources Corporation(a)	57,000	413,250
Devon Energy Corporation	25,200	809,928
Noble Energy, Inc.	26,500	717,090
Weatherford International plc(a)	150,000	82,995
		2,023,263
Financials — 25.80%
Ally Financial, Inc.	32,500	965,575
AXA Equitable Holdings, Inc.	40,500	918,945
E*TRADE Financial Corporation	18,200	922,012
Lincoln National Corporation	14,765	985,121
SLM Corporation	79,700	809,752
		4,601,405
Health Care — 16.51%
AmerisourceBergen Corporation	9,600	717,696
DaVita, Inc.(a)	15,300	845,172
Mylan N.V.(a)	24,500	661,255
Quest Diagnostics, Inc.	3,000	289,140
Zimmer Biomet Holdings, Inc.	3,500	431,060
		2,944,323
Industrials — 4.46%
MSC Industrial Direct Company, Inc., Class A	9,500	794,675

Information Technology — 12.47%
CommScope Holding Company, Inc.(a)	25,700	636,846
DXC Technology Company	11,000	723,140
Hewlett Packard Enterprise Company	40,900	646,629
Motorola Solutions, Inc.	1,500	217,365
		2,223,980
Materials — 5.42%
Reliance Steel & Aluminum Company	10,500	965,580

Total Investments — 97.39%
(Cost $19,021,387)		17,366,149

Other Assets in Excess of Liabilities — 2.61%		465,528
Net Assets — 100.00%		$17,831,677

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•  Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$56,258,137	$267,038	$-	$56,525,175
Total	$56,258,137	$267,038	$-	$56,525,175

Yorktown Capital Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,970,422	$-	$-	$18,970,422
Preferred Stocks	1,265,280	-	-	1,265,280
Corporate Bonds and Notes	-	3,974,959	-	3,974,959
Total	$20,235,702	$3,974,959	$-	$24,210,661

Yorktown Multi-Asset Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$195,810,287	$-	$-	$195,810,287
Preferred Stocks	30,833,059	-	-	30,833,059
Corporate Bonds and Notes	-	396,482,697	-	396,482,697
Securitized Debt Obligations	-	10,524,148		10,524,148
Collateralized Loan Obligations	-	6,003,750	-	6,003,750
Investment Companies	20,845,494	-	-	20,845,494
Total	$247,488,840	$413,010,595	$-	$660,499,435

Yorktown Short Term Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$293,505,120	$-	$293,505,120
Securitized Debt Obligations	-	75,326,496	-	75,326,496
Collateralized Loan Obligations	-	7,173,028	-	7,173,028
Municipal Bonds	-	503,305	-	503,305
Total	$-	$376,507,949	$-	$376,507,949

Yorktown Master Allocation Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$19,205,406	$-	$-	$19,205,406
Total	$19,205,406	$-	$-	$19,205,406

Yorktown Small Cap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$28,804,847	$484,558	$-	$29,289,405
Total	$28,804,847	$484,558	$-	$29,289,405

Yorktown Mid Cap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$17,366,149	$-	$-	$17,366,149
Total	$17,366,149	$-	$-	$17,366,149

At April 30, 2019, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi - Asset Income Fund	Yorktown Short Term Bond Fund	Yorktown Master Allocation Fund	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Tax cost of investments	$39,709,132	$22,585,160	$656,548,291	$375,359,802	$15,377,871	$26,342,140	$19,092,503

Gross unrealized appreciation	16,995,728	1,824,457	20,632,939	1,539,403	3,956,017	4,699,271	1,335,763
Gross unrealized depreciation	(179,685)	(198,957)	(16,681,795)	(391,256)	(128,482)	(1,752,006)	(3,062,117)
Net unrealized appreciation/ (depreciation) on investments	$16,816,043	$1,625,500	$3,951,144	$1,148,147	$3,827,535	$2,947,265	$(1,726,354)